Summary Of Significant Accounting Policies (Narrative) (Details)	12 Months Ended
Dec. 31, 2013
Summary Of Significant Accounting Policies [Line Items]
Loans held for sale maximum days held, (days)	30 days
Number of days for loans to become non-accrual status	90 days
Core deposit intangible assets, amortization period, in years	10 years
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Loans held for sale number of days held, typically (days)	10 days
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Loans held for sale number of days held, typically (days)	25 days